Income Taxes Income Taxes, Continuing Operations (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Income Tax, Continuing Operations [Line Items]
Deferred Tax Liabilities, Undistributed Foreign Earnings	$ 136
Operating Loss Carryforwards	4,800
Income from Continuing Operations before Income Taxes, Domestic	1,051	$ 1,370	$ 1,960
Net Operating Loss Carry Forwards That Will Expire	1,700
Tax Credit Carryforward, Amount	$ 934
Earliest Tax Year [Member]
Income Tax, Continuing Operations [Line Items]
Expiration period of net operating loss carryforwards	Dec. 31, 2016
Tax Credit Carryforward, Expiration Date	Dec. 31, 2020
Latest Tax Year [Member]
Income Tax, Continuing Operations [Line Items]
Expiration period of net operating loss carryforwards	Dec. 31, 2035
Tax Credit Carryforward, Expiration Date	Dec. 31, 2024